Other operating expenses (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other operating expenses
Legal provisions expense	$ (205,631)	$ (222,327)
Loss on sale of assets	(54,673)	(53,673)
Impairment of current assets	(40,507)	(53,051)
Other income	104,130	102,333
Other operating income (expense)	$ (196,681)	$ (226,718)